Warrants	3 Months Ended
Mar. 31, 2026
Warrants
Warrants

9.	Warrants

Warrant activity for the three months ended March 31, 2026, was as follows:

	Warrants	Weighted average exercise price	Amount
	#	$	$
Balance – December 31, 2025	583,090	1.93	1,124
Exercised	(829)	0.01	(1)
Expired	(33,817)	112.53	-
Change in fair value of warrants	-	-	(554)
Balance – March 31, 2026	548,444	0.01	569

The fair value of the liability, classified as warrant liability, is subsequently remeasured at each reporting date and at settlement date using the Black-Scholes option pricing model, with changes in fair value recognized in profit or loss. At March 31, 2026, the following warrants were outstanding:

Issuance date	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$
June 2024	548,444	1.18	0.01
Balance – March 31, 2026	548,444	1.18	0.01